TRADE RECEIVABLES AND OTHER (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other receivables [abstract]
Schedule of Trade Receivables and Other
NOTE 10 - TRADE RECEIVABLES AND OTHER

	At June 30, 2024		At December 31, 2023
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	580	—	388
Impairment	—	(2)	—	(2)
Total trade receivables - net	—	578	—	386
Income tax receivables	4	26	—	17
Other tax receivables	—	43	—	54
Contract assets	17	2	16	2
Prepaid expenses	—	21	—	8
Other	14	23	15	23
Total other receivables	35	115	31	104
Total trade receivables and other	35	693	31	490
10.1 Contract assets
Contracts assets includes €9 million at June 30, 2024 and €7 million at December 31, 2023 of unbilled tooling costs.
10.2 Aging

(in millions of Euros)	At June 30, 2024	At December 31, 2023
Not past due	560	370
1 – 30 days past due	16	15
31 – 60 days past due	1	1
61 – 90 days past due	1	—
Total trade receivables - net	578	386
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable shown above. The Group does not hold any collateral from its customers or debtors as security.

10.3 Currency concentration

(in millions of Euros)	At June 30, 2024	At December 31, 2023
Euro	289	167
U.S. Dollar	270	200
Swiss franc	7	7
Other currencies	12	12
Total trade receivables - net	578	386
10.4 Factoring arrangements
The Group factors trade receivables under committed factoring agreements in the United States, France, Germany, Switzerland and the Czech Republic:
•In the United States, Constellium Muscle Shoals LLC is party to a factoring agreement with a capacity of $175 million and a maturity date in September 2025 and Constellium Automotive USA LLC is party to a factoring agreement with a maximum capacity of $25 million and a maturity date in December 2024.
•The factoring agreement in place for our entities in France has a maximum capacity of €250 million (including a €20 million recourse line) and a maturity date in January 2026.
•Factoring agreements in place for our entities in Germany, Switzerland and the Czech Republic have a combined maximum capacity of €200 million and maturity dates in December 2027.
In addition, the Group sells receivables from one of its German customers under an uncommitted factoring facility whereby receivables sold are confirmed by the customer.
These factoring agreements contain certain customary affirmative and negative covenants, including some relating to the administration and collection of the assigned receivables, the terms of the invoices and the exchange of information, but do not contain maintenance financial covenants. In addition, the commitment of the factor to buy receivables under the Muscle Shoals factoring agreement is subject to certain credit ratings being maintained. The Group was in compliance with all applicable covenants at and for the six months ended June 30, 2024 and 2023.
Under the Group’s factoring agreements, most of the trade receivables, when sold, are sold without recourse. Where the Group has transferred substantially all the risks and rewards of ownership of the receivables, the receivables are derecognized. Some remaining receivables do not qualify for derecognition, as the Group retains substantially all the associated risks and rewards. At June 30, 2024, the total carrying amount of the original assets factored was €580 million, of which €360 million had been derecognized. At December 31, 2023, the total carrying amount of the original assets factored was €494 million, of which €356 million had been derecognized.
Amounts due to the factors in respect of trade receivables sold were €1 million and €1 million at June 30, 2024 and December 31, 2023, respectively.

Schedule of Aging of Total Trade Receivables—Net

(in millions of Euros)	At June 30, 2024	At December 31, 2023
Not past due	560	370
1 – 30 days past due	16	15
31 – 60 days past due	1	1
61 – 90 days past due	1	—
Total trade receivables - net	578	386

Schedule of Carrying Amounts of Total Trade Receivables—Net by Currency

(in millions of Euros)	At June 30, 2024	At December 31, 2023
Euro	289	167
U.S. Dollar	270	200
Swiss franc	7	7
Other currencies	12	12
Total trade receivables - net	578	386